NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS - Supplemental disclosures (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS
Profit before income tax	$ 335,029	¥ 2,303,511	¥ 3,049,010	¥ 1,620,689
Adjustments for:
Share of profits and losses of joint ventures	29,009	199,452	(8,151)	95,508
Share of profits and losses of associates	(5,721)	(39,335)	165,249	(115,091)
Depreciation of property, plant and equipment		7,499,322	6,554,775	6,590,248
Depreciation of investment properties		22,229	14,105	1,426
Gain on disposal of other property, plant and equipment and land use rights, net		(101,098)	(76,739)	(245,451)
Gain on disposal of Environmental Protection Assets				(571,270)
Impairment losses on property, plant and equipment		7,450	16,200	57,080
Impairment losses of intangible assets			8,134
Amortization of intangible assets		295,629	275,877	244,361
Amortization of land use rights		107,809	91,579	99,724
Amortization of prepaid expenses included in other non-current assets		130,148	127,793	64,918
Realized and unrealized losses/(gains) on futures, option and forward contracts		(141,459)	155,024	1,135,682
Gain on previously held equity interest remeasured at acquisition-date fair value		(748,086)	(117,640)
Gain on disposals and deemed disposals of subsidiaries		(3,517)	(325,022)
Loss on disposal of investments in associates		1,904		(128,833)
Gain on disposal of and dividends from equity investments		(109,914)	(79,408)	(140,929)
Receipt of government subsidies		(158,109)	(202,359)	(207,146)
Interest income			(183,015)	(353,619)
Finance costs		4,882,496	5,203,422	5,019,908
Change in special reserve		6,605	58,743	9,839
Others		75,380	(16,950)	55
Cash flows generated from operating activities before working capital changes		14,230,417	14,710,627	13,177,099
Changes in working capital:
Decrease/(increase) in inventories		1,194,454	(2,662,507)	2,398,030
Increase in trade and notes receivables		(2,486,201)	(1,961,968)	(3,655,735)
Decrease in other current assets		916,681	1,275,535	3,463,799
(Increase)/decrease in restricted cash		530,284	(137,745)	(264,508)
(Increase)/decrease in other non-current assets		425,768	(422,845)	(132,203)
(Decrease)/increase in trade and notes payables		(5,660)	1,599,294	(3,405,737)
(Increase/(decrease) in other payables and accrued liabilities		(945,270)	1,672,658	73,357
Increase in other non-current liabilities		105,386	81,878	11,105
Cash generated from operations		13,965,859	14,154,927	11,665,207
PRC corporate income taxes paid		(947,683)	(949,355)	(55,898)
Net cash generated from operating activities	$ 1,893,415	13,018,176	13,205,572	11,609,309
Non-cash transactions of investing activities and financing activities
Capital injection to an associate and joint ventures by non-cash assets			186,450	371,051
Equity exchange arrangement		10,735,214
Endorsement of notes receivables accepted from sale of goods or services for purchase of property, plant and equipment		2,384,046	372,816	¥ 1,568,488
Acquisition of businesses at non-cash consideration		70,087	50,058
Finance lease		¥ 113,305	¥ 44,342